Loss per share - Calculation of Loss per Share (Details) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Oct. 31, 2022 USD ($) $ / shares shares	Oct. 31, 2021 USD ($) $ / shares shares	Oct. 31, 2020 USD ($) $ / shares shares	Aug. 10, 2021
Earnings per share [abstract]
Interest income on short-term investments | $	$ (53.7)	$ (226.6)	$ (9.4)
Weighted average number of ordinary shares, basic (in shares) | shares	170.7	110.1	82.6
Basic loss per share (in dollars per share)	$ (0.31)	$ (2.06)	$ (0.11)
Diluted loss per share (in dollars per share)	$ (0.31)	$ (2.06)	$ (0.11)
Business combination, share exchange ratio				39.91